SUBSIDIARY EQUITY OBLIGATIONS	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
SUBSIDIARY EQUITY OBLIGATIONS	SUBSIDIARY EQUITY OBLIGATIONS
Subsidiary equity obligations consist of the following:

AS AT DEC. 31 (MILLIONS)	Note	2023	2022
Subsidiary preferred shares and capital	(a)	$2,257	$1,469
Limited-life funds and redeemable fund units	(b)	263	1,114
Subsidiary preferred equity units	(c)	1,625	1,605
Total		$4,145	$4,188
a)    Subsidiary Preferred Shares and Capital
Preferred shares are classified as liabilities if the holders of the preferred shares have the right, after a fixed date, to convert the shares into common equity of the issuer based on the market price of the common equity of the issuer at that time unless they are previously redeemed by the issuer. The dividends paid on these securities are recorded in interest expense. As at December 31, 2023 and 2022, the balances consist of the following:

AS AT DEC. 31 (MILLIONS, EXCEPT SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2023	2022
India Infrastructure Investment Trusts	664,000,000	See footnote[1]	INR	$1,138	$616
Brookfield India Real Estate Trust (“BIRET”)	246,305,005	See footnote[1]	US$	729	456
Rouse Series A preferred shares	5,600,000	5.00%	US$	145	142
Alstria Office Prime Portfolio GmbH & Co. KG	19,472,214	n/a	EUR€	109	129
BIP Investment Corporation Series 1 Senior preferred shares	4,000,000	5.85%	C$	73	73
Brookfield Property Split Corp. (“BOP Split”) senior preferred shares
Series 1	636,328	5.25%	US$	16	21
Series 2	362,546	5.75%	C$	7	10
Series 3	408,962	5.00%	C$	8	12
Series 4	365,661	5.20%	C$	7	10
BSREP III U.S. Senior Living Investment	n/a	n/a	US$	25	—
Total				$2,257	$1,469
1.The dividend rate pertaining to India Infrastructure Investment Trusts and BIRET is equal to a minimum of 90% of net distributable cash flows.
Subsidiary preferred capital also includes $1.1 billion as at December 31, 2023 (2022 – $616 million) of preferred equity interests held by third-party investors in India Infrastructure Investment Trusts, which have been classified as liabilities, as a result of contractual obligations to make distributions at an amount no less than 90% of net distributable cash flows.
Subsidiary preferred capital includes $729 million as at December 31, 2023 (2022 – $456 million) of preferred equity interests held by third-party investors in BIRET, which have been classified as a liability, due to the fact BIRET has a contractual obligation to make distributions to unitholders every six months at an amount no less than 90% of net distributable cash flows.
Subsidiary preferred shares include $145 million as at December 31, 2023 (2022 – $142 million) of preferred equity interests held by a third-party investor in Rouse Properties, L.P., which have been classified as a liability, due to the fact that the interests are mandatorily redeemable on or after November 12, 2025 for a set price per unit plus any accrued but unpaid distributions; distributions are capped and accrue regardless of available cash generated.
b)    Limited-Life Funds and Redeemable Fund Units
Limited-life funds and redeemable fund units represent interests held in our consolidated funds by third-party investors that have been classified as a liability, as holders of these interests can cause our funds to redeem their interest in the fund for cash equivalents at a specified time. As at December 31, 2023, we have $263 million (2022 – $1.1 billion) of subsidiary equity obligations arising from limited-life funds and redeemable fund units.
In our Real Estate business, limited-life fund obligations include $189 million (2022 – $577 million) of equity interests held by third-party investors in two consolidated funds that have been classified as a liability, as holders of these interests can cause the funds to redeem their interests in the fund for cash equivalents at the fair value of the interest at a set date.
As at December 31, 2023, we have $70 million (2022 – $96 million) of subsidiary equity obligations arising from limited-life fund units in our Infrastructure business. These obligations are primarily composed of the portion of the equity interest held by third-party investors in our Infrastructure debt fund.
We also have $4 million of redeemable fund units (2022 – $441 million) in certain funds managed by our public securities business.
c)    Subsidiary Preferred Equity Units
In 2014, BPY issued $1.8 billion of exchangeable preferred equity units in three $600 million tranches redeemable in 2021, 2024 and 2026, respectively. The preferred equity units were originally exchangeable into equity units of BPY at $25.70 per unit, at the option of the holder, at any time up to and including the maturity date. Following the privatization of BPY (“BPY privatization”), the preferred equity units became exchangeable into cash equal to the value of the consideration that would have been received upon the BPY privatization (a combination of cash, BN shares and New LP Preferred Units), based on the value of that consideration on the date of exchange. BPY also has the option of delivering the actual consideration (a combination of cash, BN shares and New LP Preferred Units). Following the BPY privatization, we have agreed with the holder to grant the company the right to purchase all or any portion of the preferred equity units of the holder at maturity, and to grant the holder the right to sell all or any portion of the preferred equity units of the holder at maturity, in each case at a price equal to the issue price for such preferred equity units plus accrued and unpaid distributions. On December 30, 2021, the company acquired the tranche redeemable in 2021 from the holder and exchanged such units for Redemption-Exchange Units. The preferred equity units were subsequently cancelled.
Subsidiary preferred equity units include $474 million as at December 31, 2023 (2022 – $474 million) of preferred equity interests issued in connection with the BPY privatization which have been classified as a liability due to the fact the holders of such interests can demand cash payment upon maturity on July 26, 2081, for the liquidation preference of $25.00 per unit and any accumulated unpaid dividends.

AS AT DEC. 31 (MILLIONS, EXCEPT SHARE INFORMATION)	Shares Outstanding	Cumulative Dividend Rate	Local Currency	2023	2022
Series 2	24,000,000	6.50%	US$	$587	$575
Series 3	24,000,000	6.75%	US$	564	556
New LP Preferred Units	19,273,654	6.25%	US$	474	474
Total				$1,625	$1,605